Casualty loss - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			8 Months Ended
	Nov. 02, 2014	Nov. 03, 2013	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	May 31, 2010
Business Interruption Loss [Line Items]
Property and business interruption insurance							$ 25,000
Property and business interruption insurance deductible							1,000
Recovery of business Interruption	170,440	150,107	199,537	192,792	175,993
Insurance received					(1,629)
Fair value of delivered assets by the landlord					2,443
Gain recorded in other store operating expenses					955
Casualty Related Receivables
Business Interruption Loss [Line Items]
Insurance received					2,414	1,629
Insurance carrier
Business Interruption Loss [Line Items]
Recovery of business Interruption					3,215
Property And Equipment | Casualty Related Receivables
Business Interruption Loss [Line Items]
Insurance received					798
Inventory | Casualty Related Receivables
Business Interruption Loss [Line Items]
Insurance received					156
Pre-Opening Costs | Casualty Related Receivables
Business Interruption Loss [Line Items]
Insurance received					778
Remediation Expenses and Other Costs | Casualty Related Receivables
Business Interruption Loss [Line Items]
Insurance received					$ 682